CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2026
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 15 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2026 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

YSX TECH. CO., LTD

PARENT COMPANY BALANCE SHEETS

	As of March 31,
	2026	2025
ASSETS
Current assets
Cash	$3,985	$556,346
Due from related parties	—	15,000
Total current assets	3,985	571,346

Non-current assets
Investment in subsidiaries and VIEs	33,665,852	27,608,141

Total assets	33,669,837	28,179,487

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities	—	557,591

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY

Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 27,882,500 and 23,437,500 shares issued as of March 31, 2026 and 2025, respectively, and 24,071,000 and 23,437,500 shares outstanding as of March 31, 2026 and 2025, respectively, including:

Class A ordinary shares, $0.0001 par value, 470,000,000 shares authorized, 26,705,175 and 22,260,175 shares issued as of March 31, 2026 and 2025, respectively, and 22,893,675 and 22,260,175 shares outstanding as of March 31, 2025, respectively	2,671	2,226
Class B Ordinary shares, $0.0001 par value, 30,000,000 shares authorized, 1,177,325 shares issued and outstanding as of March 31, 2026 and 2025, respectively	118	118
Subscription receivable	(445)	—
Additional paid-in capital	12,242,693	10,420,096
Statutory reserve	1,197,331	908,214
Retained earnings	20,091,312	17,575,571
Accumulated other comprehensive income (loss)	136,157	(1,284,329)
Total YSX Tech. Co., Ltd shareholders’ equity	33,669,837	27,621,896

Total liabilities and YSX Tech. Co., Ltd shareholders’ equity	$33,669,837	$28,179,487

YSX TECH. CO., LTD

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the years ended March 31,
	2026	2025	2024
General and administrative expenses	$(560,688)	$(689,500)	$—
Share-based compensation expenses	(1,822,597)	—	—
Interest income	—	3	—
Equity in earnings of subsidiaries and VIEs	5,188,143	4,711,345	4,565,968

Net income	2,804,858	4,021,848	4,565,968
Foreign currency translation adjustment	1,420,486	(108,205)	(751,042)
Comprehensive income attributable to YSX Tech. Co., Ltd	$4,225,344	$3,913,643	$3,814,926

YSX TECH. CO., LTD

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended March 31,
	2026	2025	2024
Cash flows from operating activities
Net income	$2,804,858	$4,021,848	$4,565,968
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	1,822,597	—	—
Equity in earnings of subsidiaries and VIEs	(5,188,143)	(4,711,345)	(4,565,968)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(5)	—	—
Due from related parties	15,000	(15,000)	—

Net cash used in operating activities	(545,693)	(704,497)	—

Cash flows from investing activities
Investment in subsidiaries and VIEs	(100,475)	(4,200,000)	—
Net cash used in investing activities	(100,475)	(4,200,000)	—

Cash flows from financing activities
Proceeds from issuance of Class A ordinary shares through the IPO	—	5,073,566	—
Proceeds from borrowing from related parties	—	280,000	—
Net cash provided by financing activities	—	5,353,566	—

Effect of exchange rate change on cash	93,807	107,277	—
Changes in cash	(552,361)	556,346	—

Cash, beginning of the year	556,346	—	—

Cash, end of the year	$3,985	$556,346	$—